Total Equity - Non-Controlling Interests (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Profit (loss) attributed to non-controlling interests	[1]	€ 26	€ (175)	€ (576)
Other SAP Entities [member]
Disclosure of reserves within equity [line items]
Profit (loss) attributed to non-controlling interests		€ 26	33
Qualtrics International
Disclosure of reserves within equity [line items]
Profit (loss) attributed to non-controlling interests			€ 141

[1]	From continuing and discontinued operations